                          PROSPECTUS -- ADVISOR CLASS

        1  INTRODUCTION
      ---

        2  BANKING FUND
      ---

        4  BASIC MATERIALS FUND
      ---

        6  BIOTECHNOLOGY FUND
      ---

        8  CONSUMER PRODUCTS FUND
      ---

       10  ELECTRONICS FUND
      ---

       12  ENERGY FUND
      ---

       14  ENERGY SERVICES FUND
      ---

       16  FINANCIAL SERVICES FUND
      ---

       18  HEALTH CARE FUND
      ---

       20  LEISURE FUND
      ---

       22  RETAILING FUND
      ---

       24  TECHNOLOGY FUND
      ---

       26  TELECOMMUNICATIONS FUND
      ---

       28  TRANSPORTATION FUND
      ---

       30  U.S. GOVERNMENT MONEY MARKET FUND
      ---

       32  MORE INFORMATION ABOUT RISK
      ---

       34  SHAREHOLDER INFORMATION
      ---

       40  MANAGEMENT
      ---

       41  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       43  FINANCIAL HIGHLIGHTS
      ---

       BC  ADDITIONAL INFORMATION
      ---

AUGUST 1, 1999

                               RYDEX SERIES TRUST

                                  SECTOR FUNDS
                       U.S. GOVERNMENT MONEY MARKET FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                         1-800-820-0888    301-468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), fifteen of which are described in this Prospectus (the "Funds"). Advisor Class Shares of the Funds are sold principally through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

                  Fund Objective

         [ICON]
                  The fund's particular investment goal.

                  Portfolio Investments

       [ICON]
                  The primary types of securities in which the fund invests.

                  Risk Considerations

         [ICON]
                  The major risk factors associated with the fund.

                  Fund Performance and Fee Information

         [ICON]
                  The overall costs incurred by an investor in the fund.

                  Financial Highlights

         [ICON]
                  A table showing the fund's financial performance.

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

THE SECTOR FUNDS' INVESTMENT OBJECTIVE

    Each Sector Fund seeks capital appreciation by investing in companies which operate in a specific economic sector.

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Sector Funds, PADCO Advisors, Inc.'s (the "Advisor") investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

    The Advisor monitors the Sector Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

    After constructing a portfolio for each Sector Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

    Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

RISKS OF INVESTING IN THE FUNDS

    Your investment in the Funds is subject to certain risks. Some of the risks that are common to each of the Funds (except the U.S. Government Money Market
Fund) are discussed below.

    - NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a relatively few number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

    - CONCENTRATION RISK -- Since the Funds invest in the securities of a limited number of issuers conducting business in a specific industry, it is subject to the risk that those issuers (or that industry) will perform poorly, and the Fund will be negatively impacted by that poor performance.

    THE INVESTMENT OBJECTIVE OF EACH SECTOR FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

    THE FUNDS:

    - Are not federally insured
    - Are not guaranteed by any government agency

    - Are not bank deposits
    - Are not guaranteed to achieve their objectives

------
2  PROSPECTUS

                        FUND INFORMATION -- BANKING FUND

FUND OBJECTIVE

[ICON]
          The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking
Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Banking Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - BANKING SECTOR CONCENTRATION RISK -- The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions which could create exposure to credit losses.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Banking Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Banking Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .98%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.08%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $211        $652      $1,119      $2,410

------
4  PROSPECTUS

                    FUND INFORMATION -- BASIC MATERIALS FUND

FUND OBJECTIVE

[ICON]
          The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States.
Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Basic Materials Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - BASIC MATERIALS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Basic Materials Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Basic Materials Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .85%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.95%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $198        $612      $1,052      $2,275

------
6  PROSPECTUS

                     FUND INFORMATION -- BIOTECHNOLOGY FUND

FUND OBJECTIVE

[ICON]
          The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States.
Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Biotechnology Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - BIOTECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

    - SMALL ISSUER RISK -- Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Biotechnology Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Biotechnology Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                      1.06%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.16%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $219        $676      $1,159      $2,493

------
8  PROSPECTUS

                   FUND INFORMATION -- CONSUMER PRODUCTS FUND

FUND OBJECTIVE

[ICON]
          The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States.
Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Consumer Products Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - CONSUMER PRODUCTS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Consumer Products Fund commenced operations on July 6, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Consumer Products Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .94%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.04%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $207        $640      $1,098      $2,369

------
10  PROSPECTUS

                      FUND INFORMATION -- ELECTRONICS FUND

FUND OBJECTIVE

[ICON]
          The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States.
Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Electronics Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - ELECTRONICS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

    - SMALL ISSUER RISK -- Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

                                                            PROSPECTUS  11
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Electronics Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Electronics Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .94%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.04%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $207        $640      $1,098      $2,369

------
12  PROSPECTUS

                        FUND INFORMATION -- ENERGY FUND

FUND OBJECTIVE

[ICON]
          The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy
Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Energy Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - ENERGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

                                                            PROSPECTUS  13
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Energy Fund commenced operations on April 21, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .88%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.98%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $201        $621      $1,068      $2,306

------
14  PROSPECTUS

                    FUND INFORMATION -- ENERGY SERVICES FUND

FUND OBJECTIVE

[ICON]
          The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States.
Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Energy Services Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - ENERGY SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

                                                            PROSPECTUS  15
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Energy Services Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Services Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .94%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.04%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $207        $640      $1,098      $2,369

------
16  PROSPECTUS

                  FUND INFORMATION -- FINANCIAL SERVICES FUND

FUND OBJECTIVE

[ICON]
          The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector. ("Financial Services Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States.
Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

[ICON]
         The Financial Services Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - FINANCIAL SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

                                                            PROSPECTUS  17
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Financial Services Fund commenced operations on April 2, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Financial Services Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                      1.02%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.12%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $215        $664      $1,139      $2,452

------
18  PROSPECTUS

                      FUND INFORMATION -- HEALTH CARE FUND

FUND OBJECTIVE

[ICON]
          The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care
Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health
Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Health Care Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - HEALTH CARE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                                            PROSPECTUS  19
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Health Care Fund commenced operations on April 17, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Health Care Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                      1.13%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.23%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $226        $697      $1,195      $2,565

------
20  PROSPECTUS

                        FUND INFORMATION -- LEISURE FUND

FUND OBJECTIVE

[ICON]
          The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses. ("Leisure Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure
Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Leisure Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEISURE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

                                                            PROSPECTUS  21
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Leisure Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Leisure Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                      1.12%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.22%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $225        $694      $1,190      $2,554

------
22  PROSPECTUS

                       FUND INFORMATION -- RETAILING FUND

FUND OBJECTIVE

[ICON]
          The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing
Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Retailing Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - RETAILING SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

                                                            PROSPECTUS  23
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Retailing Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Retailing Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .84%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.94%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $197        $609      $1,047      $2,264

------
24  PROSPECTUS

                      FUND INFORMATION -- TECHNOLOGY FUND

FUND OBJECTIVE

[ICON]
          The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies")

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States.
Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Technology Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/ earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                            PROSPECTUS  25
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Technology Fund commenced operations on April 14, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Technology Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                      1.07%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.17%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $220        $679      $1,164      $2,503

------
26  PROSPECTUS

                  FUND INFORMATION -- TELECOMMUNICATIONS FUND

FUND OBJECTIVE

[ICON]
          The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States.
Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

[ICON]
         The Telecommunications Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TELECOMMUNICATIONS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                            PROSPECTUS  27
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Telecommunications Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Telecommunications Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                      1.24%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.34%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $237        $730      $1,250      $2,676

------
28  PROSPECTUS

                    FUND INFORMATION -- TRANSPORTATION FUND

FUND OBJECTIVE

[ICON]
          The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States.
Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Transportation Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRANSPORTATION SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

                                                            PROSPECTUS  29
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Transportation Fund commenced operations on April 2, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Transportation Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .97%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                2.07%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $210        $649      $1,114      $2,400

------
30  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[ICON]
          The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[ICON]
          The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

[ICON]
         The U.S. Government Money Market Fund is subject to the following risk that will potentially affect the value of its shares:

    - INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

    - STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  31
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. GOVERNMENT MONEY MARKET FUND
1998                                           4.72%
1997                                           4.59%
1996                                           4.49%
1995                                           4.93%
1994                                           3.23%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 2.00%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 1.03% (QUARTER ENDED JUNE 30, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)

                                          INVESTOR CLASS SHARES   90-DAY TREASURY COMPOSITE(2)
                                          ----------------------------------------------------
  Past One Year                                   4.72%                      4.78%
  Past Five Years                                 4.39%                      4.91%
  Since Inception (12/03/93)                      4.33%                      4.88%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - As of June 30, 1999, the seven-day yield of Advisor Class Shares of the Fund was 3.52%.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Market Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .58%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.33%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $135        $422       $730       $1,606

------
32  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS CONTRACTS (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) -- The Funds may invest a percentage of their assets in leveraged instruments such as futures and options contracts. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                                            PROSPECTUS  33
                                                                        --------

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

    The risks associated with the use of these leveraging techniques include:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT THE U.S. GOVERNMENT MONEY MARKET
FUND) -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (ALL FUNDS EXCEPT THE U.S. GOVERNMENT MONEY MARKET FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN COMPANY RISKS (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- Investments in securities of foreign companies can be more volatile than investments in U.S.

------
34  PROSPECTUS

companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

SMALL ISSUER RISK (BIOTECHNOLOGY AND ELECTRONICS FUNDS) -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

YEAR 2000 RISK (ALL FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from all that they have devoted significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. Computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

    Advisor Class Shares are offered continuously through intermediaries and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV for the Sector Funds is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To

                                                            PROSPECTUS  35
                                                                        --------

receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. Intermediaries may have earlier cutoff times.

MINIMUM INVESTMENT

    If an intermediary such as a broker-dealer or other financial institution has discretionary authority over your account, the minimum initial investment in the Advisor Class Shares of the Sector Funds is $25,000. This minimum also applies to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly. If you invest in the Trust, by any method referenced below, without designating which Fund you want to invest in, your money will be invested in the U.S. Government Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. To open an account, fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with an application if you are making an initial investment, to:

     Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Attn: Ops. Dept.
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

------
36  PROSPECTUS

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to Firstar along with the following instructions:

     Firstar
     Cincinnati, Ohio
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number and Fund Designation]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST call the Trust at 1-800-820-0888 and inform the Trust as to the amount that you have transferred and the name of the bank sending the transfer in order to obtain same-day pricing or credit. For initial purchases, you MUST also supply the time the wire was sent and the Fed Wire reference number. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the Trust incurs.

    Telephone calls for wire transfers for both initial investments (which must be preceded by an application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section in order to be processed at that Business Day's NAV (1:00 p.m., Eastern time, for the U.S. Government Money Market Fund). An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

     Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

                                                            PROSPECTUS  37
                                                                        --------

    For retirement plan accounts that have engaged an intermediary with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Advisor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee taken at the time of closing from the proceeds. Additional information regarding these accounts may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records) if you redeem by wire. The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the CURRENTLY applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the

------
38  PROSPECTUS

required minimum of $25,000, the Trust reserves the right to redeem your remaining shares without ANY additional notification to you.

SUSPENSION OF REDEMPTIONS

    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

    You may exchange Advisor Class Shares of any Fund for Advisor Class Shares of any other Rydex Fund Advisor Class Shares, on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lessor of $1,000 or 100% of the account value of the Rydex Fund from which the exchange is to be made. The Trust currently is composed of twenty-two separate Funds. Advisor Class Shares of three Benchmark Funds and Investor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

                                                            PROSPECTUS  39
                                                                        --------

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Sector Funds                                                                      3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------

    Intermediaries may have earlier cutoff times.

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Attn: Ops. Dept., Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by the cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire

------
40  PROSPECTUS

instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

MANAGEMENT OF THE FUNDS

    PADCO Advisors, Inc., (the "Advisor") a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal period ended March 31, 1999, based on the average daily net assets for each Fund, as set forth below:

                                ADVISORY
FUND                            FEE
------------------------------  -----
    Sector Funds..............  .85%
    U.S. Government Money
    Market Fund...............  .50%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    Each Sector Fund is managed by a team and no one person is responsible for making investment decisions for a Sector Fund.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares that allows the Funds to pay distribution and service fees to PADCO Financial Services, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides shareholder services, the Funds

                                                            PROSPECTUS  41
                                                                        --------

will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

------
42  PROSPECTUS

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

                                                            PROSPECTUS  43
                                                                        --------

                              FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Advisor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or
(301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                         ADVISOR CLASS
                                                    --------------------------------------------------------
                                                              FOR THE PERIOD ENDED MARCH 31, 1999*
                                                    --------------------------------------------------------
                                                               FINANCIAL    HEALTH                   BASIC
                                                     ENERGY    SERVICES      CARE     TECHNOLOGY   MATERIALS
                                                      FUND       FUND        FUND        FUND        FUND
                                                    --------   ---------   --------   ----------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period............  $  10.07    $ 10.47    $   9.93    $ 10.84      $ 10.56
                                                    --------   ---------   --------   ----------   ---------
  Net Investment Income (Loss)+...................      (.14)      (.05)       (.18)      (.20)         .13
  Net Realized and Unrealized Gains (Losses) on
   Securities.....................................      (.92)      (.47)       1.62       6.26        (2.97)
                                                    --------   ---------   --------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations......................     (1.06)      (.52)       1.44       6.06        (2.84)
  Distributions to Shareholders...................     --         --          --         --           --
                                                    --------   ---------   --------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value......     (1.06)      (.52)       1.44       6.06        (2.84)
                                                    --------   ---------   --------   ----------   ---------
Net Asset Value -- End of Period..................  $   9.01    $  9.95    $  11.37    $ 16.90      $  7.72
                                                    --------   ---------   --------   ----------   ---------
                                                    --------   ---------   --------   ----------   ---------
Total Investment Return...........................    (10.53)%    (4.97)%     14.50%     55.90%      (26.89)%
Ratios to Average Net Assets:
  Gross Expenses**................................      1.99%      2.13%       2.24%      2.18%        1.96%
  Net Expenses**..................................      1.98%      2.12%       2.23%      2.17%        1.95%
  Net Investment Income (Loss)**..................     (1.75)%    (0.60)%     (1.96)%    (1.78)%       1.25%
Supplementary Data:
  Portfolio Turnover Rate.........................     6,070%     7,269%      4,465%     4,598%       5,704%
  Net Assets, End of Period (000's omitted).......  $    609    $21,387    $     24    $ 2,269      $   688

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* COMMENCEMENT OF OPERATIONS: MAY 5, 1998--ENERGY FUND, APRIL 6, 1998--FINANCIAL SERVICES FUND, MAY 11, 1998-- HEALTH CARE FUND, APRIL 29, 1998--TECHNOLOGY FUND, APRIL 14, 1998--BASIC MATERIALS FUND.

**    ANNUALIZED

------
44  PROSPECTUS

                                                                             ADVISOR CLASS
                                                    ---------------------------------------------------------------
                                                                 FOR THE PERIOD ENDED MARCH 31, 1999*
                                                    ---------------------------------------------------------------
                                                    CONSUMER                          TELECOMMUNI-
                                                    PRODUCTS   LEISURE    RETAILING     CATIONS      TRANSPORTATION
                                                      FUND       FUND       FUND          FUND            FUND
                                                    --------   --------   ---------   ------------   --------------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period............  $  8.73    $   9.35    $ 10.01      $ 10.00         $  9.26
                                                    --------   --------   ---------   ------------      -------
  Net Investment Loss.............................     (.08)       (.12)      (.15)        (.03)           (.10)
  Net Realized and Unrealized Gains (Losses) on
   Securities.....................................     1.05        1.93       3.64         2.94           (1.21)
                                                    --------   --------   ---------   ------------      -------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations......................      .97        1.81       3.49         2.91           (1.31)
  Distributions to Shareholders...................    --          --         --          --              --
                                                    --------   --------   ---------   ------------      -------
  Net Increase (Decrease) in Net Asset Value......      .97        1.81       3.49         2.91           (1.31)
                                                    --------   --------   ---------   ------------      -------
Net Asset Value -- End of Period..................  $  9.70    $  11.16    $ 13.50      $ 12.91         $  7.95
                                                    --------   --------   ---------   ------------      -------
                                                    --------   --------   ---------   ------------      -------
Total Investment Return...........................    11.11%      19.36%     34.87%       29.10%         (14.15)%
Ratios to Average Net Assets:
  Gross Expenses**................................     2.05%       2.23%      1.95%        2.35%           2.08%
  Net Expenses**..................................     2.04%       2.22%      1.94%        2.34%           2.07%
  Net Investment Income (Loss)**..................    (1.38)%     (1.95)%    (1.37)%      (0.27)%         (1.38)%
Supplementary Data:
  Portfolio Turnover Rate.........................    1,255%      5,581%     3,243%       2,788%          7,583%
  Net Assets, End of Period (000's omitted).......  $20,952    $      8    $   337      $ 1,929         $     4

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* COMMENCEMENT OF OPERATIONS: AUGUST 17, 1998--CONSUMER PRODUCTS FUND, JUNE 3, 1998--LEISURE FUND, APRIL 21, 1998-- RETAILING FUND, APRIL 1, 1998--TELECOMMUNICATIONS FUND, JUNE 9, 1998--TRANSPORTATION FUND.

**    ANNUALIZED

                                                            PROSPECTUS  45
                                                                        --------

                                                                     ADVISOR CLASS
                                                    -----------------------------------------------
                                                         FOR THE PERIOD ENDED MARCH 31, 1999*
                                                    -----------------------------------------------
                                                     ENERGY                   BIO-
                                                    SERVICES    BANKING    TECHNOLOGY   ELECTRONICS
                                                      FUND       FUND         FUND         FUND
                                                    --------   ---------   ----------   -----------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period              $  9.86    $   10.00    $ 10.00       $  9.98
                                                    --------   ---------   ----------   -----------
  Net Investment Income (Loss)....................     (.09)         .03        .18          (.23)
  Net Realized and Unrealized Gains (Losses) on
   Securities.....................................    (3.76)       (1.29)      2.48          4.21
                                                    --------   ---------   ----------   -----------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations......................    (3.85)       (1.26)      2.66          3.98
  Distributions to Shareholders...................    --          --          --           --
                                                    --------   ---------   ----------   -----------
  Net Increase (Decrease) in Net Asset Value......    (3.85)       (1.26)      2.66          3.98
                                                    --------   ---------   ----------   -----------
Net Asset Value -- End of Period..................  $  6.01    $    8.74    $ 12.66       $ 13.96
                                                    --------   ---------   ----------   -----------
                                                    --------   ---------   ----------   -----------
Total Investment Return...........................   (39.05)%     (12.60)%    26.60%        39.88%
Ratios to Average Net Assets:
  Gross Expenses**................................     2.05%        2.08%      2.16%         2.05%
  Net Expenses**..................................     2.04%        2.08%      2.16%         2.04%
  Net Investment Income (Loss)**..................    (1.66)%       0.28%      1.79%        (1.86)%
Supplementary Data:
  Portfolio Turnover Rate.........................    3,170%      11,211%     2,670%        3,011%
  Net Assets, End of Period (000's omitted).......  $22,323    $       2    $ 1,838       $ 4,024

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY SERVICES FUND, APRIL 1, 1998--BANKING FUND, BIOTECHNOLOGY FUND, APRIL 2, 1998--ELECTRONICS FUND.

**    ANNUALIZED

------
46  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                       U.S. GOVERNMENT MONEY MARKET FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Money Market Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Advisor Class Share of the Fund (assuming reinvestment of all dividends and distributions). In addition, financial highlights information has been provided for Investor Class Shares. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or
(301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                           ADVISOR
                                                                                            CLASS
                                                                                         -----------
                                                                                           PERIOD
                                                                                         ENDED MARCH
                                                                                          31, 1999*
                                                                                         -----------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period.................................................   $    1.00
                                                                                         -----------
  Net Investment Income (Loss)+........................................................         .04
                                                                                         -----------
  Net Increase in Net Asset Value Resulting from Operations............................         .04
  Dividends to Shareholders from Net Investment Income.................................        (.04)
                                                                                         -----------
Net Increase in Net asset Value........................................................         .00
                                                                                         -----------
Net Asset Value -- End of Period.......................................................   $    1.00
                                                                                         -----------
                                                                                         -----------
Total Investment Return................................................................        4.02%
Ratios to Average Net Assets
  Gross Expenses**.....................................................................        1.34%
  Net Expenses**.......................................................................        1.33%
  Net Investment Income (Loss)**.......................................................        3.83%
Supplementary Data
  Net Assets, End of Period (000's omitted)............................................   $ 321,581

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*     COMMENCEMENT OF OPERATIONS: APRIL 1, 1998.

**    ANNUALIZED.

Additional information about the Funds is included in a Statement of Additional
   Information dated August 1, 1999 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference
     Section, Washington, D.C. 20549-6009. To help you to obtain additional information, the Fund's SEC registration number is 811-7584.

 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                          PROSPECTUS -- INVESTOR CLASS

        1  INTRODUCTION
      ---

        2  BANKING FUND
      ---

        4  BASIC MATERIALS FUND
      ---

        6  BIOTECHNOLOGY FUND
      ---

        8  CONSUMER PRODUCTS FUND
      ---

       10  ELECTRONICS FUND
      ---

       12  ENERGY FUND
      ---

       14  ENERGY SERVICES FUND
      ---

       16  FINANCIAL SERVICES FUND
      ---

       18  HEALTH CARE FUND
      ---

       20  LEISURE FUND
      ---

       22  RETAILING FUND
      ---

       24  TECHNOLOGY FUND
      ---

       26  TELECOMMUNICATIONS FUND
      ---

       28  TRANSPORTATION FUND
      ---

       30  PRECIOUS METALS FUND
      ---

       32  U.S. GOVERNMENT MONEY MARKET FUND
      ---

       34  MORE INFORMATION ABOUT RISK
      ---

       36  SHAREHOLDER INFORMATION
      ---

       42  MANAGEMENT
      ---

       43  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       45  FINANCIAL HIGHLIGHTS
      ---

       BC  ADDITIONAL INFORMATION
      ---

AUGUST 1, 1999

                               RYDEX SERIES TRUST

                                  SECTOR FUNDS

                              PRECIOUS METALS FUND

                       U.S. GOVERNMENT MONEY MARKET FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800-820-0888  301-468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), sixteen of which are described in this Prospectus (the "Funds"). Investor Class Shares of the Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

                  Fund Objective

         [ICON]
                  The fund's particular investment goal.

                  Portfolio Investments

       [ICON]
                  The primary types of securities in which the fund invests.

                  Risk Considerations

         [ICON]
                  The major risk factors associated with the fund.

                  Fund Performance and Fee Information

         [ICON]
                  The overall costs incurred by an investor in the fund.

                  Financial Highlights

         [ICON]
                  A table showing the fund's financial performance.

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

THE SECTOR FUNDS' INVESTMENT OBJECTIVE

    Each Sector Fund seeks capital appreciation by investing in companies which operate in a specific economic sector.

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Sector Funds, PADCO Advisors, Inc.'s (the "Advisor") investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

    The Advisor monitors the Sector Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

    After constructing a portfolio for each Sector Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

    Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

RISKS OF INVESTING IN THE FUNDS

    Your investment in the Funds is subject to certain risks. Some of the risks that are common to each of the Funds (except the U.S. Government Money Market
Fund) are discussed below.

    - NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a relatively few number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

    - CONCENTRATION RISK -- Since the Funds invest in the securities of a limited number of issuers conducting business in a specific industry, it is subject to the risk that those issuers (or that industry) will perform poorly, and the Fund will be negatively impacted by that poor performance.

    THE INVESTMENT OBJECTIVE OF EACH SECTOR FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL. THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

The Funds:

    - Are not federally insured

    - Are not guaranteed by any government agency

    - Are not bank deposits

    - Are not guaranteed to achieve their objectives

------
2  PROSPECTUS

                        FUND INFORMATION -- BANKING FUND

FUND OBJECTIVE

[ICON]
          The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking
Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Banking Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - BANKING SECTOR CONCENTRATION RISK -- The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions which could create exposure to credit losses.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Banking Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Banking Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .72%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $160        $496       $855       $1,867

------
4  PROSPECTUS

                    FUND INFORMATION -- BASIC MATERIALS FUND

FUND OBJECTIVE

[ICON]
          The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States.
Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Basic Materials Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - BASIC MATERIALS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Basic Materials Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Basic Materials Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .76%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $164        $508       $876       $1,911

------
6  PROSPECTUS

                     FUND INFORMATION -- BIOTECHNOLOGY FUND

FUND OBJECTIVE

[ICON]
          The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States.
Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Biotechnology Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - BIOTECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

    - SMALL ISSUER RISK -- Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Biotechnology Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Biotechnology Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .70%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $158        $490       $845       $1,845

------
8  PROSPECTUS

                   FUND INFORMATION -- CONSUMER PRODUCTS FUND

FUND OBJECTIVE

[ICON]
          The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States.
Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Consumer Products Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - CONSUMER PRODUCTS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Consumer Products Fund commenced operations on July 6, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Consumer Products Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .69%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $157        $486       $839       $1,835

------
10  PROSPECTUS

                      FUND INFORMATION -- ELECTRONICS FUND

FUND OBJECTIVE

[ICON]
          The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States.
Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Electronics Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - ELECTRONICS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

    - SMALL ISSUER RISK -- Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

                                                            PROSPECTUS  11
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Electronics Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Electronics Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .71%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.56%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $159        $493       $850       $1,856

------
12  PROSPECTUS

                        FUND INFORMATION -- ENERGY FUND

FUND OBJECTIVE

[ICON]
          The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy
Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Energy Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - ENERGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

                                                            PROSPECTUS  13
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Energy Fund commenced operations on April 21, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .77%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.62%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $165        $511       $881       $1,922

------
14  PROSPECTUS

                    FUND INFORMATION -- ENERGY SERVICES FUND

FUND OBJECTIVE

[ICON]
          The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States.
Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Energy Services Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - ENERGY SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

                                                            PROSPECTUS  15
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Energy Services Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Services Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .72%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $160        $496       $855       $1,867

------
16  PROSPECTUS

                  FUND INFORMATION -- FINANCIAL SERVICES FUND

FUND OBJECTIVE

[ICON]
          The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector. ("Financial Services Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States.
Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

[ICON]
         The Financial Services Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - FINANCIAL SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

                                                            PROSPECTUS  17
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Financial Services Fund commenced operations on April 2, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Financial Services Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                       85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .72%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $160        $496       $855       $1,867

------
18  PROSPECTUS

                      FUND INFORMATION -- HEALTH CARE FUND

FUND OBJECTIVE

[ICON]
          The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care
Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health
Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Health Care Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - HEALTH CARE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                                            PROSPECTUS  19
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Health Care Fund commenced operations on April 17, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Health Care Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .58%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.43%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $146        $452       $782       $1,713

------
20  PROSPECTUS

                        FUND INFORMATION -- LEISURE FUND

FUND OBJECTIVE

[ICON]
          The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses. ("Leisure Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure
Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Leisure Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEISURE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

                                                            PROSPECTUS  21
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Leisure Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Leisure Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .74%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.59%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $162        $502       $866       $1,889

------
22  PROSPECTUS

                       FUND INFORMATION -- RETAILING FUND

FUND OBJECTIVE

[ICON]
          The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing
Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Retailing Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - RETAILING SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

                                                            PROSPECTUS  23
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Retailing Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Retailing Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .57%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.42%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $145        $449       $776       $1,702

------
24  PROSPECTUS

                      FUND INFORMATION -- TECHNOLOGY FUND

FUND OBJECTIVE

[ICON]
          The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies")

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States.
Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Technology Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/ earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                            PROSPECTUS  25
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Technology Fund commenced operations on April 14, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Technology Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .54%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.39%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $142        $440       $761       $1,669

------
26  PROSPECTUS

                  FUND INFORMATION -- TELECOMMUNICATIONS FUND

FUND OBJECTIVE

[ICON]
          The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States.
Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

[ICON]
         The Telecommunications Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TELECOMMUNICATIONS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

                                                            PROSPECTUS  27
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Telecommunications Fund commenced operations on April 1, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Telecommunications Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .70%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $158        $490       $845       $1,845

------
28  PROSPECTUS

                    FUND INFORMATION -- TRANSPORTATION FUND

FUND OBJECTIVE

[ICON]
          The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States.
Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Transportation Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRANSPORTATION SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

                                                            PROSPECTUS  29
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

    The Transportation Fund commenced operations on April 2, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Transportation Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .85%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .73%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.58%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $161        $499       $860       $1,878

------
30  PROSPECTUS

                    FUND INFORMATION -- PRECIOUS METALS FUND

FUND OBJECTIVE

[ICON]
          The Precious Metals Fund seeks to provide investment results that correspond to a benchmark primarily for metals-related securities. The Fund's current benchmark is the Philadelphia Stock Exchange Gold/Silver Index-TM-(XAU Index) which is a capitalization-weighted index featuring securities of ten widely held companies in the gold and silver mining and production industry, or companies that invest in such mining and production companies.

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests in securities of companies included in the XAU Index, as well as securities whose performance is expected to track the performance of the XAU Index. The Fund also may engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. The Fund may also invest a portion of its assets in securities of foreign issuers.

RISK CONSIDERATIONS

[ICON]
         The Precious Metals Fund is subject to a number of risks that will affect the value of the Fund's shares, including:

    - PRECIOUS METALS CONCENTRATION RISK -- The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the XAU Index. However, when the value of the XAU Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

                                                            PROSPECTUS  31
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

PRECIOUS METALS FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the Precious Metals Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PRECIOUS METALS FUND
1998                       -14.42%
1997                       -37.62%
1996                        -2.62%
1995                        11.54%
1994                       -25.44%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 2.63%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS (32.91)% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                        INVESTOR CLASS SHARES  S&P 500 INDEX(2)   XAU INDEX(3)
                                                        -------------------------------------------------------
 Past One Year                                                  (14.42)%               26.67%         (12.43)%
  Past Five Years                                               (15.43)%               21.36%         (13.21)%
  Since Inception (12/01/93)                                    (14.13)%               21.23%         (11.49)%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE XAU INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF PRECIOUS METALS SECTOR PERFORMANCE.

FEES AND OPERATING EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Precious Metals Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .61%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Precious Metals Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $138        $431       $745       $1,635

------
32  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[ICON]
          The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[ICON]
          The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules which impose certain liquidity, maturity and diversification requirements. All securitites purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

[ICON]
         The U.S. Government Money Market Fund is subject to the following risk that will potentially affect the value of its shares:

    - INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

    - STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  33
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. GOVERNMENT MONEY MARKET FUND
1998                                           4.72%
1997                                           4.59%
1996                                           4.49%
1995                                           4.93%
1994                                           3.23%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 2.00%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 1.03% (QUARTER ENDED JUNE 30, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                       INVESTOR CLASS SHARES   90-DAY TREASURY COMPOSITE(2)
                                                      ------------------------------------------------------
 Past One Year                                                    4.72%                       4.78%
  Past Five Years                                                 4.39%                       4.91%
  Since Inception (12/03/93)                                      4.33%                       4.88%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - As of June 30, 1999, the seven-day yield of the Fund was 4.02%.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Market Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .33%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                 .83%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
     $85        $265       $461       $1,029

------
34  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS CONTRACTS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds may invest a percentage of their assets in leveraged instruments such as futures and options contracts. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                                            PROSPECTUS  35
                                                                        --------

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

    The risks associated with the use of these leveraging techniques include:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN COMPANY RISKS (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- Investments in securities of foreign companies can be more volatile than investments in U.S.

------
36  PROSPECTUS

companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

SMALL ISSUER RISK (BIOTECHNOLOGY AND ELECTRONICS FUNDS) -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

YEAR 2000 RISK (ALL FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from all that they have devoted significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. Computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For the Sector Funds, the NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To receive the current Business Day's NAV, the Trust must

                                                            PROSPECTUS  37
                                                                        --------

receive your purchase order before the cutoff times specified below for each method of investing. Intermediaries may have earlier cutoff times.

MINIMUM INVESTMENT

    If a registered investment advisor has discretionary authority over your account, the minimum initial investment in the Investor Class Shares of the Sector Funds is $15,000. For all other shareholder accounts ("Self-Directed Accounts"), the minimum initial investment in the Investor Class Shares of the Funds is $25,000. These minimums also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly. If you invest in the Trust, by any method referenced below, without designating which Fund you want to invest in, your money will be invested in the U.S. Government Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made (i) through securities brokers and dealers or other financial institutions who may have the responsibility to transmit orders promptly and who may charge a processing fee for purchases, redemptions or exchanges of shares, or (ii) directly with the Trust by mail or by bank wire transfer as follows:

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. To open an account, fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with an application, if you are making an initial investment, to:

     Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Attn: Ops. Dept.
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

------
38  PROSPECTUS

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to Firstar along with the following instructions:

     Firstar
     Cincinnati, Ohio
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number and Fund Designation]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Telephone calls for wire transfers for both initial investments (which must be preceded by an application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section (1:00 p.m. Eastern time for the Money Market Fund) in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

     Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged a registered investment advisor with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Investor

                                                            PROSPECTUS  39
                                                                        --------

Class Shares of the Funds is $15,000. For retirement plan accounts that are Self-Directed Accounts, the minimum initial investment in Investor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee taken at the time of closing from the proceeds. Additional information regarding these accounts may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records) if you redeem by wire. The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the CURRENTLY applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the

------
40  PROSPECTUS

required minimum of $15,000 ($25,000 for Self-Directed Accounts), the Trust reserves the right to redeem your remaining shares without ANY additional notification to you.

SUSPENSION OF REDEMPTIONS

    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

    You may exchange Investor Class Shares of any Fund for Investor Class Shares of any other Rydex Fund Investor Class Shares, on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lesser of $1,000 or 100% of the account value of the Rydex Fund from which the exchange is to be made. The Trust currently is composed of twenty-two separate Funds. Investor Class Shares of six Benchmark Funds are offered in a separate prospectus. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

                                                            PROSPECTUS  41
                                                                        --------

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Sector Funds                                                                      3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------

    Intermediaries may have earlier cutoff times.

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Attn: Ops. Dept., Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by the cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

------
42  PROSPECTUS

MANAGEMENT OF THE FUNDS

    PADCO Advisors, Inc., (the "Advisor") a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal period ended March 31, 1999, based on the average daily net assets for each Fund, as set forth below:

                                ADVISORY
FUND                            FEE
-------------------------------------
    Sector Funds..............  .85%
    Precious Metals...........  .75%
    U.S. Government Money
    Market....................  .50%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    Each Sector Fund is managed by a team and no one person is responsible for making investment decisions for a Sector Fund.

    The portfolio manager of the Precious Metals Fund is T. Daniel Gillespie, who joined the Advisor as a portfolio manager in January 1997. From July 1994 to January 1997, Mr. Gillespie was a portfolio manager for GIT Investment Funds, a registered investment company in Arlington, Virginia, where Mr. Gillespie managed over $160 million in equity, bond, and money market mutual fund assets. From 1991 to 1994, Mr. Gillespie worked as a portfolio manager to the Rushmore Funds, Inc., in Bethesda, Maryland, a registered investment company, where Mr. Gillespie managed over $900 million in mutual fund assets.

                                                            PROSPECTUS  43
                                                                        --------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund which declares dividends daily and pays them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

------
44  PROSPECTUS

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

                                                            PROSPECTUS  45
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                                  SECTOR FUNDS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 1-800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                        INVESTOR CLASS
                                                                   ---------------------------------------------------------
                                                                             FOR THE PERIOD ENDED MARCH 31, 1999*
                                                                   ---------------------------------------------------------
                                                                              FINANCIAL     HEALTH                   BASIC
                                                                    ENERGY    SERVICES       CARE     TECHNOLOGY   MATERIALS
                                                                     FUND       FUND         FUND        FUND        FUND
                                                                   --------   ---------    --------   ----------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $  10.00    $ 10.00     $  10.00    $ 10.00      $10.00
                                                                   --------   ---------    --------   ----------   ---------
  Net Investment Income (Loss)...................................       .05       (.01)        (.02)      (.16)      --
  Net Realized and Unrealized Gains (Losses) on Securities.......     (1.06)     --            1.47       7.18       (2.25)
                                                                   --------   ---------    --------   ----------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................     (1.01)      (.01)        1.45       7.02       (2.25)
  Distributions to Shareholders..................................     --         --           --         --          --
                                                                   --------   ---------    --------   ----------   ---------
Net Increase (Decrease) in Net Asset Value.......................     (1.01)      (.01)        1.45       7.02       (2.25)
                                                                   --------   ---------    --------   ----------   ---------
Net Asset Value -- End of Period.................................  $   8.99    $  9.99     $  11.45    $ 17.02      $ 7.75
                                                                   --------   ---------    --------   ----------   ---------
                                                                   --------   ---------    --------   ----------   ---------
Total Investment Return..........................................    (10.10)%    (0.10)%      14.50%     70.20%     (22.50)%
Ratios to Average Net Assets:
  Gross Expenses**...............................................      1.62%      1.58%        1.44%      1.39%       1.62%
  Net Expenses**.................................................      1.62%      1.57%        1.43%      1.39%       1.61%
  Net Investment Income (Loss)**.................................      0.69%     (0.07)%      (0.21)%    (1.23)%     (0.02)%
Supplementary Data:
  Portfolio Turnover Rate                                             6,070%     7,269%       4,465%     4,598%      5,704%
  Net Assets, End of Period (000's omitted)......................  $ 17,442    $22,165     $ 14,016    $24,400      $2,179

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* COMMENCEMENT OF OPERATIONS: APRIL 21, 1998 -- ENERGY FUND, APRIL 2, 1998 -- FINANCIAL SERVICES FUND, APRIL 17, 1998 -- HEALTH CARE FUND, APRIL 14, 1998 -- TECHNOLOGY FUND, APRIL 1, 1998 -- BASIC MATERIALS FUND.

**    ANNUALIZED

------
46  PROSPECTUS

                                                                                 INVESTOR CLASS
                                                         --------------------------------------------------------------
                                                                      FOR THE PERIOD ENDED MARCH 31, 1999*
                                                         --------------------------------------------------------------
                                                         CONSUMER                          TELECOMMUNI-
                                                         PRODUCTS   LEISURE    RETAILING     CATIONS     TRANSPORTATION
                                                           FUND      FUND        FUND         FUND            FUND
                                                         --------   -------    ---------   -----------   --------------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period.................   $10.00    $10.00      $ 10.00      $ 10.00         $10.00
                                                         --------   -------    ---------   -----------       ------
  Net Investment Loss..................................    --         (.08)        (.10)        (.04)          (.03)
  Net Realized and Unrealized Gains (Losses) on
   Securities..........................................     (.29)     1.29         3.64         3.07          (1.98)
                                                         --------   -------    ---------   -----------       ------
  Net Increase (Decrease) in Net Asset Value Resulting
   from Operations.....................................     (.29)     1.21         3.54         3.03          (2.01)
  Distributions to Shareholders........................    --         --          --          --             --
                                                         --------   -------    ---------   -----------       ------
Net Increase (Decrease) in Net Asset Value.............     (.29)     1.21         3.54         3.03          (2.01)
                                                         --------   -------    ---------   -----------       ------
Net Asset Value -- End of Period.......................   $ 9.71    $11.21      $ 13.54      $ 13.03         $ 7.99
                                                         --------   -------    ---------   -----------       ------
                                                         --------   -------    ---------   -----------       ------
Total Investment Return................................    (2.90)%   12.10%       35.40%       30.30%        (20.10)%
Ratios to Average Net Assets:
  Gross Expenses**.....................................     1.55%     1.59%        1.42%        1.56%          1.58%
  Net Expenses**.......................................     1.54%     1.59%        1.42%        1.55%          1.58%
  Net Investment Income (Loss)**.......................    (0.03)%   (0.76)%      (0.81)%      (0.34)%        (0.36)%
Supplementary Data:
  Portfolio Turnover Rate..............................    1,255%    5,581%       3,243%       2,788%         7,583%
  Net Assets, End of Period (000's omitted)............   $1,280    $4,796      $45,219      $12,300         $3,014

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: JULY 6, 1998 -- CONSUMER PRODUCTS FUND, APRIL 1, 1998 -- LEISURE FUND, RETAILING FUND, AND TELECOMMUNICATIONS FUND, APRIL 2, 1998 -- TRANSPORTATION FUND.

**    ANNUALIZED

                                                            PROSPECTUS  47
                                                                        --------

                                                                         INVESTOR CLASS
                                                         -----------------------------------------------
                                                              FOR THE PERIOD ENDED MARCH 31, 1999*
                                                         -----------------------------------------------
                                                          ENERGY                   BIO-
                                                         SERVICES   BANKING     TECHNOLOGY   ELECTRONICS
                                                           FUND       FUND         FUND         FUND
                                                         --------   --------    ----------   -----------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period.................  $ 10.00    $ 10.00      $ 10.00       $ 10.00
                                                         --------   --------    ----------   -----------
  Net Investment Income (Loss).........................     (.07)       .01         (.16)         (.15)
  Net Realized and Unrealized Gains (Losses) on
   Securities..........................................    (3.91)     (1.24)        2.97          4.17
                                                         --------   --------    ----------   -----------
  Net Increase (Decrease) in Net Asset Value Resulting
   from Operations.....................................    (3.98)     (1.23)        2.81          4.02
  Distributions to Shareholders........................    --         --           --           --
                                                         --------   --------    ----------   -----------
Net Increase (Decrease) in Net Asset Value.............    (3.98)     (1.23)        2.81          4.02
                                                         --------   --------    ----------   -----------
Net Asset Value -- End of Period.......................  $  6.02    $  8.77      $ 12.81       $ 14.02
                                                         --------   --------    ----------   -----------
                                                         --------   --------    ----------   -----------
Total Investment Return................................   (39.80)%   (12.30)%      28.10%        40.20%
Ratios to Average Net Assets:
  Gross Expenses**.....................................     1.58%      1.58%        1.56%         1.57%
  Net Expenses**.......................................     1.57%      1.57%        1.55%         1.56%
  Net Investment Income (Loss)**.......................    (1.14)%     0.13%       (1.52)%       (1.23)%
Supplementary Data:
  Portfolio Turnover Rate..............................    3,170%    11,211%       2,670%        3,011%
  Net Assets, End of Period (000's omitted)............  $74,135    $ 7,827      $38,205       $12,814

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998 -- ENERGY SERVICES FUND, BANKING FUND, BIOTECHNOLOGY FUND, AND ELECTRONICS FUND.

**    ANNUALIZED

------
48  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                              PRECIOUS METALS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Precious Metals Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                           YEAR        YEAR       PERIOD          YEAR       YEAR
                                                           ENDED       ENDED       ENDED         ENDED      ENDED
                                                         MARCH 31,   MARCH 31,   MARCH 31,      JUNE 30,   JUNE 30,
                                                           1999        1998        1997*          1996       1995
                                                         ---------   ---------   ---------      --------   --------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period.................   $  5.82     $  7.64     $  9.05       $  8.73    $  8.29
                                                         ---------   ---------   ---------      --------   --------
  Net Investment Income (Loss)+........................      (.03)        .00         .00           .00        .10
  Net Realized and Unrealized Gains (Losses) on
   Securities..........................................     (1.60)      (1.82)      (1.41)          .32        .43
                                                         ---------   ---------   ---------      --------   --------
  Net Increase (Decrease) in Net Asset Value Resulting
   from Operations.....................................     (1.63)      (1.82)      (1.41)          .32        .53
  Dividends to Shareholders from Net Investment
   Income..............................................       .00         .00         .00           .00       (.09)
                                                         ---------   ---------   ---------      --------   --------
Net Increase (Decrease) in Net Asset Value.............     (1.63)      (1.82)      (1.41)          .32        .44
                                                         ---------   ---------   ---------      --------   --------
Net Asset Value -- End of Period.......................   $  4.19     $  5.82     $  7.64       $  9.05    $  8.73
                                                         ---------   ---------   ---------      --------   --------
                                                         ---------   ---------   ---------      --------   --------
Total Investment Return................................    (28.01)%    (23.82)%    (20.77)%**      3.67%      6.21%
Ratios to Average Net Assets
  Gross Expenses.......................................      1.37%       1.42%       1.49%**
  Net Expenses.........................................      1.36%       1.41%       1.45%**       1.33%      1.38%
  Net Investment Income (Loss).........................     (0.69)%       .05%        .00%**       (.01)%     1.15%
Supplementary Data
  Portfolio Turnover Rate***...........................     1,191%        752%        743%        1,036%     1,765%
Net Assets, End of Period (000's omitted)..............   $26,823     $34,538     $23,680       $36,574    $40,861

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    ANNUALIZED.

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                            PROSPECTUS  49
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                       U.S. GOVERNMENT MONEY MARKET FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or
(301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR        YEAR       PERIOD       YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED      ENDED
                                                                   MARCH 31,   MARCH 31,   MARCH 31,   JUNE 30,    JUNE 30,
                                                                     1999        1998        1997*       1996        1995
                                                                   ---------   ---------   ---------   ---------   --------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period...........................  $   1.00    $   1.00    $   1.00    $    1.00   $   1.00
                                                                   ---------   ---------   ---------   ---------   --------
  Net Investment Income (Loss)+..................................       .04         .04         .03          .04        .04
                                                                   ---------   ---------   ---------   ---------   --------
  Net Increase in Net Asset Value Resulting from Operations......       .04         .04         .03          .04        .04
  Dividends to Shareholders from Net Investment Income...........      (.04)       (.04)       (.03)        (.04)      (.04)
                                                                   ---------   ---------   ---------   ---------   --------
Net Increase in Net Asset Value..................................       .00         .00         .00          .00        .00
                                                                   ---------   ---------   ---------   ---------   --------
Net Asset Value -- End of Period.................................  $   1.00    $   1.00    $   1.00    $    1.00   $   1.00
                                                                   ---------   ---------   ---------   ---------   --------
                                                                   ---------   ---------   ---------   ---------   --------
Total Investment Return..........................................      4.55%       4.69%       4.39%**      4.60%      4.43%
Ratios to Average Net Assets
  Gross Expenses.................................................       .84%        .89%        .86%**
  Net Expenses...................................................       .83%        .89%        .86%**       .99%       .89%
  Net Investment Income (Loss)...................................      4.37%       4.37%       4.06%**      4.18%      4.23%
Supplementary Data
  Net Assets, End of Period (000's omitted)......................  $949,802    $253,295    $283,553    $ 153,925   $284,198

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    ANNUALIZED.

------
50  PROSPECTUS

BENCHMARK INFORMATION.

THE METALS FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE PHILADELPHIA STOCK EXCHANGE (PHLX), SPONSOR OF THE XAU INDEX.

PHLX DOES NOT MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE METALS FUND, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE XAU INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

PHLX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE XAU INDEX OR ANY DATA INCLUDED THEREIN.

PHLX DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE METALS FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE XAU INDEX OR ANY DATA INCLUDED THEREIN.

PHLX DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE XAU INDEX OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
   Information dated August 1, 1999 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference
     Section, Washington, D.C. 20549-6009. To help you to obtain additional information, the Fund's SEC registration number is 811-7584.

 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                          PROSPECTUS -- INVESTOR CLASS

        1  INTRODUCTION
      ---

        2  NOVA FUND
      ---

        4  URSA FUND
      ---

        6  OTC FUND
      ---

        8  ARKTOS FUND
      ---

       10  U.S. GOVERNMENT BOND FUND
      ---

       12  JUNO FUND
      ---

       14  U.S. GOVERNMENT MONEY MARKET FUND
      ---

       16  MORE INFORMATION ABOUT RISK
      ---

       18  SHAREHOLDER INFORMATION
      ---

       24  MANAGEMENT
      ---

       25  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       27  FINANCIAL HIGHLIGHTS
      ---

       34  BENCHMARK INFORMATION
      ---

       BC  ADDITIONAL INFORMATION
      ---

AUGUST 1, 1999

                               RYDEX SERIES TRUST

                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND
                                  ARKTOS FUND
                           U.S. GOVERNMENT BOND FUND
                                   JUNO FUND
                       U.S. GOVERNMENT MONEY MARKET FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800-820-0888  301-468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), seven of which are described in this Prospectus (the "Funds"). Investor Class Shares of the Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

      [ICON]

      Fund Objective
      The fund's particular investment goal.

      [ICON]

      Portfolio Investments
      The primary types of securities in which the fund invests.

      [ICON]

      Risk Considerations
      The major risk factors associated with the fund.

      [ICON]

      Fund Performance and Fee Information
      The overall costs incurred by an investor in the fund.

      [ICON]

      Financial Highlights
      A table showing the fund's financial performance.

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

    The Funds (except the U.S. Government Money Market Fund) are designed to provide investment results that match the performance of a specific benchmark. The benchmark used by each Fund is set forth below:

        FUND (TICKER SYMBOL)                                       BENCHMARK
 Nova Fund (RYNVX)                    150% of the performance of the S&P 500 Composite Stock Price
                                      Index-TM- (SPX)
 Ursa Fund (RYURX)                    Inverse (opposite) of the performance of S&P 500 Composite Stock
                                      Price Index-TM- (SPX)
 OTC Fund (RYOCX)                     100% of the performance of the NASDAQ 100 Index-TM- (NDX)
 Arktos Fund                          Inverse (opposite) of the performance of NASDAQ 100 Index-TM- (NDX)
 U.S. Government Bond Fund (RYGBX)    120% of the price movement of the Long Treasury Bond
 Juno Fund (RYJUX)                    Inverse (opposite) of the price movement of the Long
                                      Treasury Bond

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury bond is 30 years.

    THE FUNDS:

    - are not federally insured

    - are not guaranteed by any government agency

    - are not bank deposits

    - are not guaranteed to achieve their objectives

INVESTING IN ANY OF THE FUNDS INVOLVES RISKS THAT MAY ADVERSELY AFFECT THE FUNDS' NET ASSET VALUE, YIELD AND TOTAL RETURN. YOU MAY LOSE MONEY. Each Fund (except the U.S. Government Money Market Fund) is non-diversified. Non-diversified funds may invest in the securities of a relatively few number of issuers. If the assets of a Fund are invested in a limited number of issuers, the Fund may be more susceptible to a single adverse economic or regulatory occurrence.

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

[ICON]
          The Nova Fund seeks to provide investment returns that are 150% of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indexes, as well as equity securities. Futures and options contracts, if used properly, may enable the Fund to meet its objective without investing directly in the securities included in the index, or in the same proportion that those securities are represented in the index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. However, when the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

NOVA FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NOVA FUND
1998              35.13%
1997              42.34%
1996              27.29%
1995              50.42%
1994              -4.77%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 14.35%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (16.87)% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                                       INVESTOR CLASS
                                                                           SHARES         S&P 500 INDEX(2)
                                                                     --------------------------------------
  Past One Year                                                                  35.13%           26.67%
  Past Five Years                                                                28.49%           21.36%
  Since Inception (07/12/93)                                                     27.32%           20.20%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Nova Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .44%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.19%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Nova Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $121        $378       $654       $1,443

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE

[ICON]
          The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

[ICON]
         The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

URSA FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            URSA FUND
1998            -19.01%
1997            -20.99%
1996            -12.17%
1995            -20.14%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS (8.38)%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS (10.86)% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (17.06)% (QUARTER ENDED DEC. 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                                       INVESTOR CLASS         S&P 500
                                                                           SHARES            INDEX(2)
                                                                     ------------------------------------
  Past One Year                                                                  (19.01)%        26.67%
  Since Inception (01/07/94)                                                     (14.22)%        21.28%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Ursa Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .48%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.38%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Ursa Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $141        $437       $755       $1,657

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE

[ICON]
          The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests principally in securities of companies included in the NASDAQ 100 Index-TM-. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The OTC Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index-TM-. However, when the value of the NASDAQ 100 Index-TM- declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

OTC FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             OTC FUND
1998             86.48%
1997             21.85%
1996             43.46%
1995             44.24%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 25.17%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.51% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (9.67)% (QUARTER ENDED DEC. 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                                 INVESTOR CLASS           NASDAQ 100
                                                                     SHARES             INDEX-TM- (2)
                                                               -------------------------------------------
  Past One Year                                                            86.48%          85.31 %
  Since Inception (02/14/94)                                               36.54%          36.30 %

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .40%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the OTC Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $117        $365       $633       $1,398

------
8  PROSPECTUS

                        FUND INFORMATION -- ARKTOS FUND

FUND OBJECTIVE

[ICON]
          The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index-TM-, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Arktos Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index-TM- is decreasing. When the value of the NASDAQ 100 Index-TM- is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index-TM- goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

ARKTOS FUND PERFORMANCE

[ICON]
         The Arktos Fund commenced operations September 3, 1998, and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Arktos Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses**                                                                                     .47%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.37%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Arktos Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS    10 YEARS
  ------------------------------------------
    $139        $434       $750      $1,646

------
10  PROSPECTUS

                 FUND INFORMATION -- U.S. GOVERNMENT BOND FUND

FUND OBJECTIVE

[ICON]
          The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The U.S. Government Bond Fund is subject to a number of risks that will affect the value of its shares, including:

    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond.

                                                            PROSPECTUS  11
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT BOND FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the U.S. Government Bond Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              U.S. GOVERNMENT BOND FUND
1998                                15.83%
1997                                16.36%
1996                                -7.09%
1995                                36.14%
1994                               -17.96%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS (13.41)%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.90% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS (10.68)% (QUARTER ENDED MARCH 31, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                           INVESTOR CLASS
                                                               SHARES         LEHMAN LONG TREASURY INDEX(2)
                                                         --------------------------------------------------
  Past One Year                                                      15.83%                 13.49%
  Past Five Years                                                     6.95%                  9.69%
  (Inception 01/03/94)

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy or hold Investor Class Shares of the U.S. Government Bond Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .46%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                 .96%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the U.S. Government Bond Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
     $98        $306       $532       $1,182

------
12  PROSPECTUS

                         FUND INFORMATION -- JUNO FUND

FUND OBJECTIVE

[ICON]
          The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the price movement of the Long Treasury Bond.

PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional fund, the Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Juno Fund is subject to a number of risks that will affect the value of its shares, including:

    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during periods when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

                                                            PROSPECTUS  13
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

JUNO FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of Juno Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            JUNO FUND
1998             -4.58%
1997             -5.56%
1996                 8%

* THE YEAR-TO-DATE PERFORMANCE FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 11.23%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.77% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS (7.90)% (QUARTER ENDED JUNE 30, 1995).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                           INVESTOR CLASS        LEHMAN LONG TREASURY
                                                               SHARES                  INDEX(2)
                                                         ------------------------------------------------
 Past One Year                                                       (4.58)%              13.49%
  Since Inception (03/03/95)                                         (4.68)%              13.38%

(1) These figures assume the reinvestment of dividends and capital gains distributions.
(2) The Lehman Long Treasury Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Juno Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .66%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.56%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Juno Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $159        $493       $850       $1,856

------
14  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[ICON]
          The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[ICON]
          The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

[ICON]
         The U.S. Government Money Market Fund is subject to the following risk that will potentially affect the value of its shares:

    - INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

    - STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  15
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. GOVERNMENT MONEY MARKET FUND
1998                                           4.72%
1997                                           4.59%
1996                                           4.49%
1995                                           4.93%
1994                                           3.23%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 2.00%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 1.03% (QUARTER ENDED JUNE 30, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)
                                                       INVESTOR CLASS SHARES   90-DAY TREASURY COMPOSITE(2)
                                                      ------------------------------------------------------
  Past One Year                                                   4.72%                       4.78%
  Past Five Years                                                 4.39%                       4.91%
  Since Inception (12/03/93)                                      4.33%                       4.88%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - As of June 30, 1999, the seven-day yield of the Fund was 4.02%.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Market Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .33%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                 .83%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
     $85        $265       $461       $1,029

------
16  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (NOVA, URSA, OTC AND ARKTOS FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME RISK (U.S. GOVERNMENT BOND AND JUNO FUNDS) -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve close correlation. The cumulative effect of these factors may over time cause the Fund's returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

                                                            PROSPECTUS  17
                                                                        --------

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) -- The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures and options contracts.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

------
18  PROSPECTUS

SHORT SALES RISK (ARKTOS FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. If the price is lower, the Fund will make money on the transaction. Conversely, if the price is higher, the Fund will lose money on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PORTFOLIO TURNOVER RATE RISK (NOVA, OTC AND U.S. GOVERNMENT BOND FUNDS) -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC AND ARKTOS FUNDS) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

YEAR 2000 RISK (ALL FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from all that they have devoted significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current

                                                            PROSPECTUS  19
                                                                        --------

market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time). The NAV of the Bond Fund and the Juno Fund is determined each Business day as of the close of normal trading on the CBOT (normally 3:00 P.M., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. Intermediaries may have earlier cutoff times.

MINIMUM INVESTMENT

    If a registered investment advisor has discretionary authority over your account, the minimum initial investment in the Investor Class Shares of the Funds is $15,000. For all other shareholder accounts ("Self-Directed Accounts"), the minimum initial investment in the Investor Class Shares of the Funds is $25,000. These minimums also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. If you invest in the Trust, by any method referenced below, without designating which Fund you want to invest in, your money will be invested in the U.S. Government Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made (i) through securities brokers and dealers or other financial institutions who have the responsibility to transmit orders promptly and who may charge a processing fee for purchases, redemptions or exchanges of shares, or (ii) directly with the Trust by mail or by bank wire transfer as follows:

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. To open an account, fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with an application if you are making an initial investment, to:

      Rydex Series Trust
      6116 Executive Boulevard, Suite 400
      Attn: Ops. Dept.
      Rockville, Maryland 20852

------
20  PROSPECTUS

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to Firstar along with the following instructions:

      Firstar
      Cincinnati, Ohio
      Routing Number: 0420-00013
      For Account of Rydex Series Trust
      Trust Account Number: 48038-9030
      [Your Name]
      [Your Shareholder Account Number and Fund Designation]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Telephone calls for wire transfers for both initial investments (which must be preceded by an application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section (1:00 p.m., Eastern Time, for the Money Market Fund) in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

      Individual Retirement Accounts (IRAs, including Roth IRAs)
      Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans)

                                                            PROSPECTUS  21
                                                                        --------

       Keogh Accounts -- Pension Plans (Money Purchase Plans)
       Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged a registered investment advisor with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Investor Class Shares of the Funds is $15,000. For retirement plan accounts that are Self-Directed Accounts, the minimum initial investment in Investor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee taken at the time of closing from the proceeds. Additional information regarding these accounts may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records) if you redeem by wire. The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

------
22  PROSPECTUS

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the required minimum of $15,000 ($25,000 for Self-Directed Accounts), the Trust reserves the right to redeem your remaining shares without any additional notification to you.

SUSPENSION OF REDEMPTIONS

    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME, the Chicago Board Options Exchange ("CBOE"), or the CBOT, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME, the CBOE, or the CBOT, as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

    You may exchange Investor Class Shares of any Fund for Investor Class Shares of any other Rydex Fund on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lesser of $1,000 or 100% of the account value of the Rydex Fund from which the exchange is to be made. The Trust currently is composed of twenty-two separate Funds. Investor Class Shares of 14 Sector Funds and the Precious Metals Fund and Advisor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

                                                            PROSPECTUS  23
                                                                        --------

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Rydex Sector Funds                                                                3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno

    Intermediaries may have earlier cutoff times.

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Attn: Ops. Dept., Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by the cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

------
24  PROSPECTUS

MANAGEMENT

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds, the Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. Through the use of quantitative analysis techniques, each Fund is structured to obtain the highest correlation to its particular benchmark, while remaining fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity. The Advisor may utilize options contracts to leverage a Fund's investment exposure. In addition, some Funds may require short selling techniques designed to inversely correlate to the performance of an index or benchmark.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR -- PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                             ADVISORY FEE
----------------------------------------------------------------------------------------------
Nova                                                                                 .75%
Ursa                                                                                 .90%
OTC                                                                                  .75%
Arktos                                                                               .90%
U.S. Government Bond                                                                 .50%
Juno                                                                                 .90%
U.S. Government Money Market                                                         .50%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from

                                                            PROSPECTUS  25
                                                                        --------

its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    The portfolio manager of the OTC Fund and the Arktos Fund is Michael P. Byrum, who is the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

    The portfolio manager of the U.S. Government Bond Fund is Anne H. Ruff, who joined the Advisor as a portfolio manager in August 1996. From 1989 to 1995, Ms. Ruff worked as a portfolio manager for United Services Life Insurance Company in Arlington, Virginia, where Ms. Ruff managed $2.5 billion in fixed-income portfolios.

    The portfolio manager of the Ursa Fund and the Juno Fund is Adam V. Croll, who joined the Advisor as an assistant portfolio manager in 1996. Mr. Croll was promoted to portfolio manager in 1998. Prior to joining the Advisor, Mr. Croll attended the University of Maryland.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and Bond Funds, which declare dividends daily and pay them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

------
26  PROSPECTUS

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

                                                            PROSPECTUS  27
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                                   NOVA FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR        YEAR       PERIOD          YEAR      YEAR
                                                                     ENDED       ENDED       ENDED         ENDED     ENDED
                                                                   MARCH 31,   MARCH 31,   MARCH 31,      JUNE 30,  JUNE 30,
                                                                     1999        1998        1997*          1996      1995
                                                                   ---------   ---------   ---------      --------  --------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period...........................  $  29.82    $  17.89    $  15.68       $  11.81  $  9.77
                                                                   ---------   ---------   ---------      --------  --------
  Net Investment Income (Loss)+..................................       .45         .59         .35            .56      .28
  Net Realized and Unrealized Gains (Losses) on Securities.......      5.01       11.39        2.19           3.31     2.88
                                                                   ---------   ---------   ---------      --------  --------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................      5.46       11.98        2.54           3.87     3.16
  Dividends to Shareholders from Net Investment Income...........      (.41)        .00         .00            .00     (.29)
  Distributions to Shareholders from Net Realized Capital Gain...       .00        (.05)       (.33)           .00     (.83)
                                                                   ---------   ---------   ---------      --------  --------
Net Increase (Decrease) in Net Asset Value.......................      5.05       11.93        2.21           3.87     2.04
                                                                   ---------   ---------   ---------      --------  --------
Net Asset Value -- End of Period.................................  $  34.87    $  29.82    $  17.89       $  15.68  $ 11.81
                                                                   ---------   ---------   ---------      --------  --------
                                                                   ---------   ---------   ---------      --------  --------
Total Investment Return..........................................     18.54%      67.02%      20.92%**       32.77%   32.65%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.19%       1.13%       1.19%**
  Net Expenses...................................................      1.19%       1.11%       1.16%**        1.31%    1.43%
  Net Investment Income (Loss)...................................      1.47%       2.42%       2.69%**        3.14%    2.62%
Supplementary Data
  Portfolio Turnover Rate***.....................................       445%          0%          0%             0%       0%
  Net Assets, End of Period (000's omitted)......................  $655,275    $986,247    $181,930       $224,541  $62,916

------------

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**     ANNUALIZED.

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

-------
  28  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                   URSA FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Ursa Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR        YEAR       PERIOD          YEAR       YEAR
                                                                     ENDED       ENDED       ENDED         ENDED       ENDED
                                                                   MARCH 31,   MARCH 31,   MARCH 31,      JUNE 30,   JUNE 30,
                                                                     1999        1998        1997*          1996       1995
                                                                   ---------   ---------   ---------      --------   ---------
Per Share Operating Performance:++
Net Asset Value -- Beginning of Period...........................  $   9.92    $  14.04    $  15.10       $  17.58   $   21.08
                                                                   ---------   ---------   ---------      --------   ---------
  Net Investment Income (Loss)+..................................       .25         .38         .34            .60         .70
  Net Realized and Unrealized Gains (Losses) on Securities.......     (1.48)      (4.46)      (1.36)         (3.08)      (3.56)
                                                                   ---------   ---------   ---------      --------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................     (1.23)      (4.08)      (1.02)         (2.48)      (2.86)
  Dividends to Shareholders from Net Investment Income...........      (.03)       (.04)       (.04)         --           (.64)
                                                                   ---------   ---------   ---------      --------   ---------
Net Increase (Decrease) in Net Asset Value.......................     (1.26)      (4.12)      (1.06)         (2.48)      (3.50)
                                                                   ---------   ---------   ---------      --------   ---------
Net Asset Value -- End of Period.................................  $   8.66    $   9.92    $  14.04       $  15.10   $   17.58
                                                                   ---------   ---------   ---------      --------   ---------
                                                                   ---------   ---------   ---------      --------   ---------
Total Investment Return..........................................    (12.47)%    (29.06)%     (8.98)%**     (14.11)%    (14.08)%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.39%       1.36%       1.36%**
  Net Expenses...................................................      1.38%       1.34%       1.34%**        1.39%       1.39%
  Net Investment Income (Loss)...................................      3.29%       3.18%       3.21%**        3.38%       3.50%
Supplementary Data
  Portfolio Turnover Rate***.....................................         0%          0%          0%             0%          0%
  Net Assets, End of Period (000's omitted)......................  $482,340    $254,225    $582,288       $192,553   $ 127,629

------------

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**     ANNUALIZED.

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                            PROSPECTUS  29
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                                    OTC FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                              YEAR       PERIOD          YEAR        YEAR
                                                              YEAR ENDED      ENDED       ENDED          ENDED       ENDED
                                                               MARCH 31,    MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,
                                                                 1999         1998        1997*          1996        1995
                                                              -----------   ---------   ---------      ---------   ---------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period......................  $     27.68   $  17.93    $  15.16       $  12.22    $   8.76
                                                              -----------   ---------   ---------      ---------   ---------
  Net Investment Income (Loss)+.............................         (.36)      (.14)        .01            .06         .14
  Net Realized and Unrealized Gains (Losses) on
   Securities...............................................        20.65       9.99        2.84           3.24        4.17
                                                              -----------   ---------   ---------      ---------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations...............................................        20.29       9.85        2.85           3.30        4.31
  Dividends to Shareholders from Net Investment Income......          .00        .00        (.07)           .00        (.12)
Distributions to Shareholders from Net Realized Capital
 Gain.......................................................         (.27)      (.10)       (.01)          (.36)       (.73)
                                                              -----------   ---------   ---------      ---------   ---------
Net Increase (Decrease) in Net Asset Value..................        20.02       9.75        2.77           2.94        3.46
                                                              -----------   ---------   ---------      ---------   ---------
Net Asset Value -- End of Period............................  $     47.70   $  27.68    $  17.93       $  15.16    $  12.22
                                                              -----------   ---------   ---------      ---------   ---------
                                                              -----------   ---------   ---------      ---------   ---------
Total Investment Return.....................................        73.73%     55.05%      24.77%**       26.44%      49.00%
Ratios to Average Net Assets
  Gross Expenses............................................         1.15%      1.13%       1.27%**
  Net Expenses..............................................         1.15%      1.13%       1.27%**        1.33%       1.41%
  Net Investment Income (Loss)..............................         (.97)%     (.58)%       .08%**         .44%       1.34%
Supplementary Data
  Portfolio Turnover Rate***................................          773%       972%      1,140%         2,579%      2,241%
  Net Assets, End of Period (000's omitted).................  $ 1,277,571   $449,794    $ 52,278       $ 48,716    $ 61,948

------------

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**     ANNUALIZED.

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------
  30  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                  ARKTOS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Arktos Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an Investor Class Share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                         PERIOD
                                                                          ENDED
                                                                        MARCH 31,
                                                                         1999**
                                                                        ---------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period................................  $  15.00
                                                                        ---------
  Net Investment Income (Loss)+.......................................       .13
  Net Realized and Unrealized Gains (Losses) on Securities............     (7.08)
                                                                        ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.........................................................     (6.95)
  Dividends to Shareholders from Net Investment Income................      (.01)
                                                                        ---------
Net Increase (Decrease) in Net Asset Value............................     (6.96)
                                                                        ---------
Net Asset Value -- End of Period......................................  $   8.04
                                                                        ---------
                                                                        ---------
Total Investment Return...............................................    (46.35)%
Ratios to Average Net Assets
  Gross Expenses......................................................      1.38%***
  Net Expenses........................................................      1.37%***
  Net Investment Income (Loss)........................................      2.20%***
Supplementary Data
  Portfolio Turnover Rate****.........................................     1,332%
  Net Assets, End of Period (000's omitted)...........................  $118,622

------------

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

**     COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998.

***    ANNUALIZED.

**** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE ARKTOS FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                            PROSPECTUS  31
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                           U.S. GOVERNMENT BOND FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Bond Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or
(301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                  YEAR        YEAR       PERIOD          YEAR       YEAR
                                                                  ENDED       ENDED       ENDED         ENDED       ENDED
                                                                MARCH 31,   MARCH 31,   MARCH 31,      JUNE 30,   JUNE 30,
                                                                  1999        1998        1997*          1996       1995
                                                                ---------   ---------   ---------      --------   ---------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period........................  $  10.04    $   8.52     $  8.97       $  9.55    $   8.24
                                                                ---------   ---------   ---------      --------   ---------
  Net Investment Income (Loss)+...............................       .42         .45         .34           .46         .39
  Net Realized and Unrealized Gains (Losses) on Securities....       .02        1.50        (.45)         (.45)       1.17
                                                                ---------   ---------   ---------      --------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.................................................       .44        1.95        (.11)          .01        1.56
  Dividends to Shareholders from Net Investment Income........      (.42)       (.43)       (.34)         (.46)       (.25)
  Distributions to Shareholders from Net Realized Capital
   Gain.......................................................      (.01)        .00         .00          (.13)        .00
                                                                ---------   ---------   ---------      --------   ---------
Net Increase (Decrease) in Net Asset Value....................       .01        1.52        (.45)         (.58)       1.31
                                                                ---------   ---------   ---------      --------   ---------
Net Asset Value -- End of Period..............................  $  10.05    $  10.04     $  8.52       $  8.97    $   9.55
                                                                ---------   ---------   ---------      --------   ---------
                                                                ---------   ---------   ---------      --------   ---------
Total Investment Return.......................................      4.24%      24.72%       (.46)%**     (1.48)%     18.97%
Ratios to Average Net Assets
  Gross Expenses..............................................      0.97%       1.13%       1.51%**
  Net Expenses................................................      0.96%       1.11%       1.49%**       1.26%       2.26%
  Net Investment Income (Loss)................................      3.88%       4.65%       5.06%**       4.73%       4.64%
Supplementary Data
  Portfolio Turnover Rate***..................................     1,339%      1,496%        962%          780%      3,453%
  Net Assets, End of Period (000's omitted)...................  $ 27,623    $ 20,508     $ 3,302       $18,331    $  2,592

------------

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**     ANNUALIZED.

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

------
32  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                   JUNO FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Juno Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR        YEAR       PERIOD          YEAR        YEAR
                                                                     ENDED       ENDED       ENDED          ENDED      ENDED
                                                                   MARCH 31,   MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,
                                                                     1999        1998        1997*          1996       1995**
                                                                   ---------   ---------   ---------      ---------   --------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period...........................  $   8.65    $   9.69    $   9.47       $   9.08    $ 10.00
                                                                   ---------   ---------   ---------      ---------   --------
  Net Investment Income (Loss)+..................................       .27         .16         .25            .34        .14
  Net Realized and Unrealized Gains (Losses) on Securities.......      (.20)      (1.12)        .00            .05      (1.06)
                                                                   ---------   ---------   ---------      ---------   --------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................       .07        (.96)        .25            .39       (.92)
  Dividends to Shareholders from Net Investment Income...........      (.02)       (.08)       (.03)           .00        .00
                                                                   ---------   ---------   ---------      ---------   --------
  Net Increase (Decrease) in Net Asset Value.....................       .05       (1.04)        .22            .39       (.92)
                                                                   ---------   ---------   ---------      ---------   --------
Net Asset Value -- End of Period.................................  $   8.70    $   8.65    $   9.69       $   9.47    $  9.08
                                                                   ---------   ---------   ---------      ---------   --------
                                                                   ---------   ---------   ---------      ---------   --------
Total Investment Return..........................................      0.78%      (9.92)%      3.75%***       4.30%     (9.20)%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.57%       1.61%       1.60%***
  Net Expenses...................................................      1.56%       1.59%       1.58%***       1.64%      1.50%***
  Net Investment Income (Loss)...................................      3.25%       3.55%       3.51%***       3.63%      1.32%***
Supplementary Data
  Portfolio Turnover Rate****....................................         0%          0%          0%             0%         0%
  Net Assets, End of Period (000's omitted)......................  $ 12,789    $ 12,887    $ 32,577       $ 18,860    $ 4,301

------------

+      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**     COMMENCEMENT OF OPERATIONS: MARCH 3, 1995.

***    ANNUALIZED.

**** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE JUNO FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                            PROSPECTUS  33
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                       U.S. GOVERNMENT MONEY MARKET FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or
(301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR        YEAR       PERIOD          YEAR        YEAR
                                                                     ENDED       ENDED       ENDED          ENDED       ENDED
                                                                   MARCH 31,   MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,
                                                                     1999        1998        1997*          1996        1995
                                                                   ---------   ---------   ---------      ---------   ---------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period...........................  $   1.00    $   1.00    $   1.00       $    1.00   $    1.00
                                                                   ---------   ---------   ---------      ---------   ---------
  Net Investment Income (Loss)+..................................       .04         .04         .03             .04         .04
                                                                   ---------   ---------   ---------      ---------   ---------
  Net Increase in Net Asset Value Resulting from Operations......       .04         .04         .03             .04         .04
  Dividends to Shareholders from Net Investment Income...........      (.04)       (.04)       (.03)           (.04)       (.04)
                                                                   ---------   ---------   ---------      ---------   ---------
Net Increase in Net asset Value..................................       .00         .00         .00             .00         .00
                                                                   ---------   ---------   ---------      ---------   ---------
Net Asset Value -- End of Period.................................  $   1.00    $   1.00    $   1.00       $    1.00   $    1.00
                                                                   ---------   ---------   ---------      ---------   ---------
                                                                   ---------   ---------   ---------      ---------   ---------
Total Investment Return..........................................      4.55%       4.69%       4.39%**         4.60%       4.43%
Ratios to Average Net Assets
  Gross Expenses.................................................      0.84%        .89%        .86%**
  Net Expenses...................................................      0.83%        .89%        .86%**          .99%        .89%
  Net Investment Income (Loss)...................................      4.37%       4.37%       4.06%**         4.18%       4.23%
Supplementary Data
  Net Assets, End of Period (000's omitted)......................  $949,802    $253,295    $283,553       $ 153,925   $ 284,198

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    ANNUALIZED.

-------
  34  PROSPECTUS

BENCHMARK INFORMATION.

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); NEITHER THE OTC FUND NOR THE ARKTOS FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR NASDAQ 100 INDEX-TM-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P NOR NASDAQ GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX, THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
   Information dated August 1, 1999 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference
     Section, Washington, D.C. 20549-6009. To help you to obtain additional information, the Fund's SEC registration number is 811-7584.

 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                          PROSPECTUS -- ADVISOR CLASS

        1  INTRODUCTION
      ---

        2  NOVA FUND
      ---

        4  URSA FUND
      ---

        6  OTC FUND
      ---

        8  U.S. GOVERNMENT MONEY MARKET FUND
      ---

       10  MORE INFORMATION ABOUT RISK
      ---

       12  SHAREHOLDER INFORMATION
      ---

       18  MANAGEMENT
      ---

       19  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       22  FINANCIAL HIGHLIGHTS
      ---

       23  BENCHMARK INFORMATION
      ---

       BC  ADDITIONAL INFORMATION
      ---

AUGUST 1, 1999

                               RYDEX SERIES TRUST

                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND
                       U.S. GOVERNMENT MONEY MARKET FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800-820-0888  301-468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), four of which are described in this Prospectus (the "Funds"). Advisor Class Shares of the Funds are sold principally through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

                  Fund Objective

         [ICON]
                  The fund's particular investment goal.

                  Portfolio Investments

       [ICON]
                  The primary types of securities in which the fund invests.

                  Risk Considerations

         [ICON]
                  The major risk factors associated with the fund.

                  Fund Performance and Fee Information

         [ICON]
                  The overall costs incurred by an investor in the fund.

                  Financial Highlights

         [ICON]
                  A table showing the fund's financial performance.

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

    The Funds (except the U.S. Government Money Market Fund) are designed to provide investment results that match the performance of a specific benchmark. The benchmark used by each Fund is set forth below:

                FUND                                               BENCHMARK
 Nova Fund                            150% of the performance of the S&P 500 Composite Stock Price
                                      Index-TM- (SPX)
 Ursa Fund                            Inverse (opposite) of the performance of S&P 500 Composite Stock
                                      Price Index-TM- (SPX)
 OTC Fund                             100% of the performance of the NASDAQ 100 Index-TM- (NDX)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

    THE FUNDS:

    - are not federally insured

    - are not guaranteed by any government agency

    - are not bank deposits

    - are not guaranteed to achieve their objectives

INVESTING IN ANY OF THE FUNDS INVOLVES RISKS THAT MAY ADVERSELY AFFECT THE FUNDS' NET ASSET VALUE, YIELD AND TOTAL RETURN. YOU MAY LOSE MONEY. Each Fund (except the U.S. Government Money Market Fund) is non-diversified. Non-diversified funds may invest in the securities of a relatively few number of issuers. If the assets of a Fund are invested in a limited number of issuers, the Fund may be more susceptible to a single adverse economic or regulatory occurrence.

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

[ICON]
          The Nova Fund seeks to provide investment returns that are 150% of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indexes, as well as equity securities. Futures and options contracts, if used properly, may enable the Fund to meet its objective without investing directly in the securities included in the index, or in the same proportion that those securities are represented in the index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. However, when the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

NOVA FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NOVA FUND
1998              35.13%
1997              42.34%
1996              27.29%
1995              50.42%
1994              -4.77%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 14.08%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (16.87)% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)

                                                                       INVESTOR CLASS
                                                                           SHARES         S&P 500 INDEX(2)
                                                                     --------------------------------------
  Past One Year                                                            35.13%                 26.67%
  Past Five Years                                                          28.49%                 21.36%
  Since Inception (07/12/93)                                               27.32%                 20.20%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Nova Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .58%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.58%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Advisor Class Shares of Nova Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $161        $499       $860       $1,878

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE

[ICON]
          The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

[ICON]
         The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

URSA FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of Investor Class Shares of the Ursa Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            URSA FUND
1998            -19.01%
1997            -20.99%
1996            -12.17%
1995            -20.14%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS (8.74)%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.86% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (17.06)% (QUARTER ENDED DEC. 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)

                                                                       INVESTOR CLASS        S&P 500
                                                                           SHARES            INDEX(2)
                                                                     -----------------------------------
  Past One Year                                                           (19.01)%           26.67%
  Since Inception (01/07/94)                                              (14.22)%           21.28%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Ursa Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .70%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

  1 YEAR   3 YEARS   5 YEARS    10 YEARS
  ---------------------------------------
   $188     $582     $1,001      $2,169

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE

[ICON]
          The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests principally in securities of companies included in the NASDAQ 100 Index-TM-. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The OTC Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index-TM-. However, when the value of the NASDAQ 100 Index-TM- declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

OTC FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             OTC FUND
1998             86.48%
1997             21.85%
1996             43.46%
1995             44.24%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 24.88%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.51% (QUARTER ENDED DEC. 21, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (9.67)% (QUARTER ENDED DEC. 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)

                                                                 INVESTOR CLASS     NASDAQ 100 INDEX-TM-
                                                                     SHARES                  (2)
                                                               ------------------------------------------
  Past One Year                                                        86.48%                85.31%
  Since Inception (02/14/94)                                           36.54%                36.30%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the OTC Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .47%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.47%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the OTC Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $150        $465       $803       $1,757

------
8  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[ICON]
          The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[ICON]
          The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

[ICON]
         The U.S. Government Money Market Fund is subject to the following risk that will potentially affect the value of its shares:

    - INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

    - STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE

[ICON]
         The bar chart and table below show the performance of Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year-by-year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each Class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. GOVERNMENT MONEY MARKET FUND
1998                                           4.72%
1997                                           4.59%
1996                                           4.49%
1995                                           4.93%
1994                                           3.23%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1999 THROUGH JUNE 30, 1999 IS 2.00%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS 1.03% (QUARTER ENDED JUNE 30, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1998)(1)

                                                            INVESTOR CLASS
                                                                SHARES         90-DAY TREASURY COMPOSITE(2)
                                                          --------------------------------------------------
  Past One Year                                                        4.72%                  4.78%
  Past Five Years                                                      4.39%                  4.91%
  Since Inception (12/03/93)                                           4.33%                  4.88%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - As of June 30, 1999, the seven-day yield of Advisor Class Shares of the Fund was 3.52%.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Market Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            .25%
  Other Expenses                                                                                       .58%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.33%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in Advisor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $135        $422       $730       $1,606

------
10  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (NOVA, URSA AND OTC FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRACKING ERROR RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve close correlation. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

                                                            PROSPECTUS  11
                                                                        --------

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds may invest a percentage of their assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

    The risks associated with the Funds' use of futures and options contracts include:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures and options contracts.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund

------
12  PROSPECTUS

is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. If the price is lower, the Fund will make money on the transaction. Conversely, if the price is higher, the Fund will lose money on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PORTFOLIO TURNOVER RATE RISK (NOVA FUND AND OTC FUND) -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

YEAR 2000 RISK (ALL FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from all that they have devoted significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

    Advisor Class Shares are offered continuously through intermediaries and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities,

                                                            PROSPECTUS  13
                                                                        --------

and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. Intermediaries may have earlier cutoff times.

MINIMUM INVESTMENT

    If an intermediary such as a broker-dealer or other financial institution has discretionary authority over your account, the minimum initial investment in the Advisor Class Shares of the Funds is $25,000. This minimum also applies to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly. If you invest in the Trust, by any method referenced below, without designating which Fund you want to invest in, your check or your wire advice, your money will be invested in the U.S. Government Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. To open an account, fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with an application if you are making an initial investment, to:

     Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Attn: Ops. Dept.
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

------
14  PROSPECTUS

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to Firstar along with the following instructions:

      Firstar
      Cincinnati, Ohio
      Routing Number: 0420-00013
      For Account of Rydex Series Trust
      Trust Account Number: 48038-9030
      [Your Name]
      [Your Shareholder Account Number and Fund Designation]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE (YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES) FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Telephone calls for wire transfers for both initial investments (which must be preceded by an application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section (1:00 p.m., Eastern Time, for the U.S. Government Money Market Fund) in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

      Individual Retirement Accounts (IRAs, including Roth IRAs)
      Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
      Internal Revenue Code Section 403(b) Plans

                                                            PROSPECTUS  15
                                                                        --------

    For retirement plan accounts that have engaged an intermediary with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Advisor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee taken at the time of closing from the proceeds. Additional information regarding these accounts may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records) if you redeem by wire. The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the

------
16  PROSPECTUS

required minimum of $25,000, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

SUSPENSION OF REDEMPTIONS

    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

    You may exchange Advisor Class Shares of any Fund for Advisor Class Shares of any other Rydex Fund that currently offers shares, or for shares of any other Rydex Fund that does not offer Advisor Class Shares, on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lesser of $1,000 or 100% of the account value of the Rydex Fund from which the exchange is to be made. The Trust currently is composed of twenty-two separate Funds. Advisor Class Shares of 14 Sector Funds and Investor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

                                                            PROSPECTUS  17
                                                                        --------

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Rydex Sector Funds                                                                3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno
----------------------------------------------------------------------------------------------

    Intermediaries may have earlier cutoff times.

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Attn: Ops. Dept., Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by the cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire

------
18  PROSPECTUS

instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

MANAGEMENT

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds, the Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible. Through the use of quantitative analysis techniques, each Fund is structured to match the risk and return characteristics of the appropriate benchmark, while remaining fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity. The Advisor will regularly utilize options contracts to leverage a Fund's investment exposure. In addition, some Funds will regularly utilize short selling techniques designed to help their performance to inversely correlate to the performance of an index or benchmark.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR -- PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                             ADVISORY FEE
----------------------------------------------------------------------------------------------
Nova                                                                                 .75%
Ursa                                                                                 .90%
OTC                                                                                  .75%
U.S. Government Money Market                                                         .50%

                                                            PROSPECTUS  19
                                                                        --------

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    The portfolio manager of the OTC Fund is Michael P. Byrum, who is the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

    The portfolio manager of the Ursa Fund is Adam V. Croll, who joined the Advisor as an assistant portfolio manager in 1996. Mr. Croll was promoted to portfolio manager in 1998. Prior to joining the Advisor, Mr. Croll attended the University of Maryland.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares that allows the Funds to pay distribution and service fees to PADCO Financial Services, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

------
20  PROSPECTUS

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

                                                            PROSPECTUS  21
                                                                        --------

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

------
22  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[ICON]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1999 Annual Report. Our 1999 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                      ADVISOR CLASS
                                                                        -----------------------------------------
                                                                          FOR THE PERIOD ENDED MARCH 31, 1999*
                                                                        -----------------------------------------
                                                                                                          U.S.
                                                                                                       GOVERNMENT
                                                                                                         MONEY
                                                                          NOVA      URSA       OTC       MARKET
                                                                          FUND      FUND      FUND        FUND
                                                                        --------   -------   -------   ----------
Per Share Operating Performance:
Net Asset Value -- Beginning of Period................................  $  26.91   $ 10.25   $ 30.52    $   1.00
                                                                        --------   -------   -------   ----------
  Net Investment Income (Loss)+.......................................      (.11)      .21      (.31)        .04
  Net Realized and Unrealized Gains (Losses) on Securities............      8.39     (1.81)    17.65         .00
                                                                        --------   -------   -------   ----------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.........................................................      8.28     (1.60)    17.34         .04
  Distributions to Shareholders:
  From Net Investment Income..........................................       .00     (0.03)      .00        (.04)
  From Net Realized Capital Gain......................................       .00       .00      (.27)        .00
  In Excess of Current Period Net Investment Income...................      (.41)      .00       .00         .00
                                                                        --------   -------   -------   ----------
    Net Increase (Decrease) in Net Asset Value........................      7.87     (1.63)    17.07         .00
                                                                        --------   -------   -------   ----------
Net Asset Value -- End of Period......................................  $  34.78   $  8.62   $ 47.59    $   1.00
                                                                        --------   -------   -------   ----------
                                                                        --------   -------   -------   ----------
Total Investment Return...............................................     31.03%   (15.68)%   57.20%       4.02%
Ratios to Average Net Assets **
  Gross Expenses......................................................      1.60%     1.86%     1.49%       1.34%
  Net Expenses........................................................      1.58%     1.85%     1.47%       1.33%
  Net Investment Income...............................................     (0.70)%    2.96%    (1.31)%      3.83%
Supplementary Data:
  Portfolio Turnover Rate***..........................................       445%        0%      773%          0%
  Net Assets, End of Year (000's omitted).............................  $ 36,187   $ 3,073   $ 6,893    $321,581

------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998--NOVA FUND, AUGUST 5, 1998--URSA FUND, SEPTEMBER 22, 1998--OVER-THE-COUNTER FUND, APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET FUND.

**    ANNUALIZED.

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                            PROSPECTUS  23
                                                                        --------

BENCHMARK INFORMATION.

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P NOR NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM- RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
   Information dated August 1, 1999 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference
     Section, Washington, D.C. 20549-6009. To help you to obtain additional information,
                the Fund's SEC registration number is 811-7584.

 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.